PFPC INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:	Whitehall Funds Trust, f/k/a IBJ Funds Trust (the "Trust")
	File Nos. 33-83430 and 811-8738
	CIK No. 929189


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated February 2, 2000 to the Trust's Prospectus and Statement of Additional information dated April 6, 1999.

The purposes of this filing is to notify shareholders of
(i) name changes to the Trust and each Fund, (ii) changes in fees and expenses and, (iii) other non-material changes.

Should you have any questions, comments or require further information, I can be reached directly at (610) 239-4753.
Thank you for your continued courtesy and cooperation.

Sincerely,
Michelle A. Whalen
Manager, Compliance Administration

Filed Pursuant to Rule 497(e)
under the Securities Act of 1933.
File Nos. 33-83430 and 811-8738



IBJ FUNDS TRUST

SUPPLEMENT DATED FEBRUARY 2, 2000
to PROSPECTUS
DATED APRIL 6, 1999


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.


NAME CHANGES

* Effective February 2, 2000, the name of IBJ Funds Trust (the "Trust") was changed to Whitehall Funds Trust, and the name of each Fund has been changed as follows:

IBJ Reserve Money Market Fund           Whitehall Money Market Fund
IBJ Core Fixed Income Fund              Whitehall Income Fund
IBJ Core Equity Fund                    Whitehall Growth Fund
IBJ Blended Total Return Fund           Whitehall Growth and Income Fund


CHANGES IN FEES and EXPENSES

* At a shareholders meeting held on January 28, 2000, (the "Shareholders Meeting") the shareholders of the Income Fund, Growth Fund and Growth and Income Fund approved an increase in the Funds' contractual advisory fees.

Effective February 2, 2000, the contractual advisory fees for the following Funds are being changed as follows:

Fund			Former Fee		New Fee
Income Fund		0.50%			0.65%
Growth Fund		0.60%			0.85%
Growth and Income Fund	0.60%			0.85%

* At the Shareholders Meeting, the shareholders of the Income Fund, Growth Fund and Growth and Income Fund also approved the adoption of a Rule 12b-1 Distribution plan.

Effective February 2, 2000, the 12b-1 Distribution Plan has been implemented for the Income Fund, Growth Fund and Growth and Income Fund, whereby Provident Distributors, Inc. ("PDI") will receive a distribution fee of 0.25% of each Fund's average daily net assets attributable to new monies invested in the Fund after February 2, 2000.

* Effective February 2, 2000, the following Fee Table and Expense Example will be in effect.


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)




                                Income Fund   Growth Fund   Growth and
                                                            Income Fund
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price) None       None         None

Maximum Deferred Sales Charge
(Load)
(as a percentage of
redemption proceeds)                None       None         None

Maximum Sales Charge
(Load) Imposed on Reinvested
Dividends (as a percentage of
offering price)                     None       None         None

Redemption Fee                      None       None         None

Exchange Fee                        None       None         None

Management Fees                     0.65%      0.85%        0.85%

Distribution and Service
(12b-1) Fees                        0.25%      0.25%        0.25%

Other Expenses                      0.63%      0.44%        0.51%

Less Fee Waivers and/or
Expense Limitations*                0.16%      0.17%        0.15%

Total Net Annual Fund
Operating Expenses                  1.37%      1.37%        1.46%


_________________________________

*The Distributor has contractually agreed to limit Rule 12b-1 fees to 0.09% of the Income Fund, 0.08% of the Growth Fund and 0.10% of the Growth and Income Fund's average daily net assets until January 28, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except for the expiration of the contractual waivers and reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        Income Fund   Growth Fund  Growth and Income Fund
1 year*                 $139          $139         $149
3 years                 $434          $434         $462
5 years                 $750          $750         $797
10 years	        $1,646	      $1,646	   $1,746


*The Distributor has agreed to contractually limit its Rule 12b-1 fee to 0.09% of the Income Fund, 0.08% of the Growth Fund and 0.10% of the Growth and Income Fund's average daily net assets until January 28, 2001.


OTHER CHANGES

* The Funds' administrator was acquired by PFPC Inc. ("PFPC").
Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration.

* PDI serves as the Funds' Distributor pursuant to an Underwriting Agreement between the Trust and PDI. PDI's business address is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.



IBJ FUNDS TRUST

SUPPLEMENT DATED FEBRUARY 2, 2000
to STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 6, 1999


This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

* Effective December 1, 1999, the Funds' administrator was acquired by PFPC Inc. ("PFPC"). Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration.

* Effective December 1, 1999, Provident Distributors, Inc. ("PDI") serves as the Funds' Distributor pursuant to an Underwriting Agreement between IBJ Funds Trust (the "Trust") and PDI. PDI's business address is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.

* Effective February 2, 2000, the name of the IBJ Funds Trust was changed to Whitehall Funds Trust, and the name of each Series has been changed as follows:

IBJ Reserve Money Market Fund           Whitehall Money Market Fund
IBJ Core Fixed Income Fund              Whitehall Income Fund
IBJ Core Equity Fund                    Whitehall Growth Fund
IBJ Blended Total Return Fund           Whitehall Growth and Income Fund

* Effective February 2, 2000, the contractual advisory fees for the following Funds are being changed as follows:

Fund			Former Fee		New Fee
Income Fund		0.50%			0.65%
Growth Fund		0.60%			0.85%
Growth and Income Fund	0.60%			0.85%

The Board of Trustees of the Fund voted to adopt a Master Distribution
Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Service Class shares of the Income Fund, Growth Fund and Growth and Income Fund after having concluded that there is a reasonable likelihood that the Plan will benefit the Funds and its shareholders. Shareholders approved the Plan on January 28, 2000. Pursuant to the Plan, each Fund may pay
PDI on a monthly basis for certain expenses incurred by the Distributor, not to exceed an annual rate of 0.25% of the average daily net asset value of the Fund's Service Class shares. PDI will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares of each Fund and otherwise promoting the sale of such shares. The expenses covered under the Plan may include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising,
(ii) expenses payable by PDI to sales employees or agents of dealers of the Funds'
 shares, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other sales materials to be given or sent to prospective investors, (v) such other similar services as the Board of Trustees determines to be reasonably expected to result in the sale of shares of the Fund, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of serviceswith respect to maintaining the assets of the Funds.

The Plan provides for PDI to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval.
Any other material amendments of the Plan must be approved by the entire Board of Trustees, and by the Trustees who are not "interested persons"
(as defined in the 1940 Act) of the Trust and do not have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust.

The Plan is subject to annual approval, by the entire Board of Trustees and by the Trustees who are not "interested persons" and do not have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the
 Plan. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement or by vote of the holders of a majority of the shares of the Funds.